Goodwill and Intangible Assets - Schedule of Future Five Year Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortization
2025	$ 15,675
2026	15,675
2027	14,538
2028	13,862
2029	13,862
Thereafter	77,908
Intangible Assets, Net	$ 151,520	$ 167,300